Redeemable Non-controlling Interest	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Noncontrolling Interest [Abstract]
Redeemable Non-controlling Interest

14. Redeemable Non-controlling Interest

On October 1, 2012, the Company participated in a share subscription for 60% of the outstanding and issued shares of Procables . The existing shareholders immediately prior to the subscription (the “Sellers” or “Minority Shareholders”) maintained control of the remaining 40% of the shares. The Company and the Minority Shareholders also agreed to certain put and call options with regard to the remaining 40% interest in Procables retained by the Minority Shareholders. For a 36-month period commencing on the fifth anniversary of the closing date, the Minority Shareholders may exercise a put option to sell their entire 40% interest in Procables to the Company. The Company shall be irrevocably obligated to purchase the shares (the “Put Option”). In addition, the Company has a call option (the “Call Option”) to purchase the Minority Shareholders’ 40% interest in Procables, during the 36-month period commencing on the expiration of the Put Option period. The consideration to be exchanged, per share in the event of a Put Option or Call Option shall be the higher of the following (1) the final per share purchase price; or (2) a price per Share based on the Company’s enterprise value equal to seven times the average of its earnings before interest, taxes, depreciation and amortization (“EBITDA”) over the two most recently audited year-end financial statements immediately prior to the option being exercised, minus the 12-month average Net Indebtedness of the Company for the most recent audited fiscal year (“EBITDA average”). The Company determined that the Put Option is embedded within the noncontrolling interest shares that are subject to the Put Option. The redemption feature requires classification of the Minority Shareholder’s interest in the Consolidated Balance Sheet outside of equity under caption “Redeemable Noncontrolling Interest”.

The redeemable non-controlling interest of Procables was recorded on the acquisition date based on the estimated fair value of the shares including the embedded Put Option. The fair value of the Put Option was estimated at the higher of the final per share purchase price or EBITDA average. At March 28, 2014, the final per share purchase price was greater than the EBITDA average; therefore, the redeemable non-controlling interest was valued at the same cost as the fair value determined at the opening balance sheet date subject to foreign currency translation. Subsequent adjustments to the value of the redeemable noncontrolling interest due to the redemption feature, if any, will be recognized as they occur and recorded within Net Income.

The following is a rollforward of the redeemable non-controlling interest (in millions):

Balance, December 31, 2013	$17.0
Net income (loss)	—
Foreign currency translation	(0.3)

Balance, March 28, 2014	$16.7

15. Redeemable Noncontrolling Interest

The Company acquired 60% of Procables on October 1, 2012 and entered into certain option agreements with the Minority Shareholders; refer to Note 3—Acquisitions and Divestitures for additional details. The Company determined that the Put Option is embedded within the noncontrolling interest shares that are subject to the Put Option. The redemption feature requires classification of the Minority Shareholder’s interest in the Consolidated Balance Sheet outside of equity under caption “Redeemable Noncontrolling Interest”.

The redeemable noncontrolling interest of Procables was recorded on the acquisition date based on the estimated fair value of the shares including the embedded Put Option. The fair value of the Put Option was estimated at the higher of the final per share purchase price or EBITDA average. At December 31, 2013, the final per share purchase price was greater than the EBITDA average; therefore, the redeemable noncontrolling interest was valued at the same cost as the fair value determined at the opening balance sheet date subject to foreign currency translation. Subsequent adjustments to the value of the redeemable noncontrolling interest due to the redemption feature, if any, will be recognized as they occur and recorded within Net Income. The following is a rollforward of the redeemable noncontrolling interest (in millions):

Balance, December 31, 2012	$18.6
Foreign currency translation	(1.6)

Balance, December 31, 2013	$17.0